Goodwill and Other Intangible Assets (Changes in Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	$ 188,527,000		$ 161,358,000
Accumulated Amortization	(103,007,000)		(90,383,000)
Write off of fully expired and full amortrized intangible assets and patents	200,000		11,300,000
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Gross Amount	77,622,000	[1]
Ending Gross Amount	79,447,000	[1]	77,622,000	[1]
Accumulated Amortization	(1,485,000)	[1]	(1,485,000)	[1]
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	40 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years
Engineering Drawings [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	92,389,000	[2]	85,613,000	[2]
Accumulated Amortization	(53,404,000)	[2]	(48,087,000)	[2]
Engineering Drawings [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	20 years	[2]	20 years	[2]
Engineering Drawings [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years	[2]	10 years	[2]
Distribution Networks [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	13,700,000		13,941,000
Accumulated Amortization	(10,386,000)		(9,755,000)
Distribution Networks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years		15 years
Distribution Networks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years		5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)			5 years
Ending Gross Amount	32,188,000	[3]	16,846,000	[3]
Accumulated Amortization	(5,468,000)	[3]	(1,543,000)	[3]
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years	[3]	10 years	[3]
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years	[3]	5 years	[3]
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years		10 years
Ending Gross Amount	5,900,000		5,900,000
Accumulated Amortization	(5,900,000)		(5,900,000)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	33,784,000		34,019,000
Accumulated Amortization	(25,882,000)		(23,463,000)
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	16 years		16 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	9 years		9 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Ending Gross Amount	10,566,000		5,039,000
Accumulated Amortization	$ (1,967,000)		$ (1,635,000)
Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	40 years		40 years
Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years		3 years

[1]	Accumulated amortization for indefinite-lived intangible assets relates to amounts recorded prior to the implementation date of guidance issued in ASC 350.
[2]	Engineering drawings represent the estimated fair value associated with specific acquired product and component schematics.
[3]	Existing customer relationships acquired prior to 2011 had a useful life of five years.